FAIR VALUE MEASUREMENTS - Additional information (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Risk-free yield (in percent)	5.50%	4.70%
Time valuation (in percent)	8.90%	10.20%
Convertible units (in dollars per share)	$ 0.10	$ 0.10
Business combination (in percent)		20.00%
Business Combination
FAIR VALUE MEASUREMENTS
Business combination (in percent)	50.00%	30.00%
Black-Scholes
FAIR VALUE MEASUREMENTS
Stock price (in dollars per share)	$ 11.81	$ 10.64
Risk-free yield (in percent)	5.50%	4.70%
Time valuation (in percent)	15.50%	28.10%